Income taxes - Reconciliation of the statutory income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amount
Benefit from income taxes computed using U.S. federal statutory income tax rate	$ (16,416)	$ (23,805)
State income taxes, net of federal income tax benefit	7,562	(22,643)
Impact of U.S. tax on foreign operations	1,632	706
Foreign tax effects	1,022
Effect of change in tax law or rates enacted in current period	(1,192)
Share-based compensation	2,616	944
Non-deductible expenses	3,117	2,204
Increase in uncertain tax position	97,843	121,969
Increase in valuation allowance	31,759	15,424
Penalties and interest	1,593	16,216
Other	(5,847)	(12,764)
Provision for income taxes	$ 123,689	$ 98,251
Percent
Benefit from income taxes computed using U.S. federal statutory income tax rate	21.00%	21.00%
State income taxes, net of federal income tax benefit	(10.00%)	20.00%
Impact of U.S. tax on foreign operations	(2.00%)	(1.00%)
Foreign tax effects	(1.00%)
Effect of change in tax law or rates enacted in current period	2.00%
Share-based compensation	(3.00%)	(1.00%)
Non-deductible expenses	(4.00%)	(2.00%)
Increase in uncertain tax position	(125.00%)	(108.00%)
Increase in valuation allowance	(41.00%)	(14.00%)
Penalties and interest	(2.00%)	(14.00%)
Other	7.00%	11.00%
Provision for income taxes	(158.00%)	(87.00%)